Property, Plant and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 5. Property, Plant and Equipment, Net
Property, plant and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2023	2022
Production equipment	$5,114	$4,488
Lab equipment	2,452	2,304
Leasehold improvements	4,080	3,525
Furniture, fixtures and other equipment	360	206
Construction in progress	602	957

Property, plant and equipment, at cost	12,608	11,480
Less: accumulated depreciation and amortization	(7,660)	(7,244)

Property, plant and equipment, net	$4,948	$4,236

Depreciation and amortization expense was $0.4 million during each of the three months ended March 31, 2023 and 2022.

Note 6. Property, Plant and Equipment, Net
Property, plant and equipment, net consisted of the following (in thousands):

	December 31,
	2022	2021
Pilot production equipment	$4,488	$4,041
Lab equipment	2,304	2,287
Leasehold improvements	3,525	3,439
Furniture, fixtures and other equipment	206	242
Construction in progress	957	—

Property, plant and equipment, at cost	11,480	10,009
Less: accumulated depreciation and amortization	(7,244)	(5,799)

Property, plant and equipment, net	$4,236	$4,210

Construction in progress consisted primarily of pilot production and other equipment that have not been placed in service as of December 31, 2022.
Depreciation and amortization expense was $1.5 million and $1.4 million during the years ended December 31, 2022 and 2021, respectively.